PROPERTY AND EQUIPMENT - Schedule of Property, Plant and Equipment (Details) R$ in Thousands	6 Months Ended
Jun. 30, 2026 BRL (R$)
Changes in property, plant and equipment [abstract]
Balance, beginning of period	R$ 2,772,299
Balance, end of period	2,448,066
Property and equipment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	2,772,299
Additions	141,095
Write-offs	(435,976)
Transfers	(29,352)
Balance, end of period	2,448,066
Property and equipment | Cost
Changes in property, plant and equipment [abstract]
Balance, beginning of period	4,511,639
Additions	287,908
Write-offs	(472,549)
Transfers	(29,352)
Balance, end of period	4,297,646
Property and equipment | Cost | Aircraft parts and equipment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	2,452,342
Additions	123,328
Write-offs	(19,270)
Transfers	0
Balance, end of period	2,556,400
Property and equipment | Cost | Non‑aircraft equipment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	107,196
Additions	6,344
Write-offs	0
Transfers	0
Balance, end of period	113,540
Property and equipment | Cost | Aircraft, engines and simulators
Changes in property, plant and equipment [abstract]
Balance, beginning of period	301,734
Additions	60,243
Write-offs	(57,821)
Transfers	0
Balance, end of period	304,156
Property and equipment | Cost | Improvements
Changes in property, plant and equipment [abstract]
Balance, beginning of period	650,405
Additions	9,732
Write-offs	(63,704)
Transfers	0
Balance, end of period	596,433
Property and equipment | Cost | Maintenance
Changes in property, plant and equipment [abstract]
Balance, beginning of period	32,982
Additions	36,177
Write-offs	0
Transfers	0
Balance, end of period	69,159
Property and equipment | Cost | Others
Changes in property, plant and equipment [abstract]
Balance, beginning of period	29,085
Additions	50
Write-offs	0
Transfers	0
Balance, end of period	29,135
Property and equipment | Cost | Construction in progress
Changes in property, plant and equipment [abstract]
Balance, beginning of period	52,707
Additions	12,748
Write-offs	0
Transfers	0
Balance, end of period	65,455
Property and equipment | Cost | Advance payments for acquisition of aircraft
Changes in property, plant and equipment [abstract]
Balance, beginning of period	885,188
Additions	39,286
Write-offs	(331,754)
Transfers	(29,352)
Balance, end of period	563,368
Property and equipment | Depreciation
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,739,340)
Additions	(146,813)
Write-offs	36,573
Transfers	0
Balance, end of period	(1,849,580)
Property and equipment | Depreciation | Aircraft parts and equipment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,168,239)
Additions	(100,899)
Write-offs	11,293
Transfers	0
Balance, end of period	(1,257,845)
Property and equipment | Depreciation | Non‑aircraft equipment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(73,883)
Additions	(5,521)
Write-offs	0
Transfers	0
Balance, end of period	(79,404)
Property and equipment | Depreciation | Aircraft, engines and simulators
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(199,054)
Additions	(10,846)
Write-offs	2,931
Transfers	0
Balance, end of period	(206,969)
Property and equipment | Depreciation | Improvements
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(251,924)
Additions	(26,019)
Write-offs	22,349
Transfers	0
Balance, end of period	(255,594)
Property and equipment | Depreciation | Maintenance
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(21,978)
Additions	(2,782)
Write-offs	0
Transfers	0
Balance, end of period	(24,760)
Property and equipment | Depreciation | Others
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(24,262)
Additions	(746)
Write-offs	0
Transfers	0
Balance, end of period	R$ (25,008)
Property and equipment | Depreciation | Weighted average rate (p.a.) | Aircraft parts and equipment
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	8.00%
Property and equipment | Depreciation | Weighted average rate (p.a.) | Non‑aircraft equipment
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	10.00%
Property and equipment | Depreciation | Weighted average rate (p.a.) | Aircraft, engines and simulators
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	7.00%
Property and equipment | Depreciation | Weighted average rate (p.a.) | Improvements
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	8.00%
Property and equipment | Depreciation | Weighted average rate (p.a.) | Maintenance
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	17.00%
Property and equipment | Depreciation | Weighted average rate (p.a.) | Others
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	5.00%